UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY ACT FILE NUMBER 811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 493-2020

Date of fiscal year end:	November 30, 2010

Date of reporting period:	February 28, 2010

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 129.6%
Equity Investments(a) — 103.0%
United States — 85.1%
MLP(b)(c) — 41.9%
Alliance Holdings GP, L.P.	41	$1,180
Buckeye Partners, L.P.	55	3,232
Capital Product Partners L.P.(d)	1,455	12,633
Copano Energy, L.L.C.	200	4,768
Crosstex Energy, L.P.(e)	450	4,268
DCP Midstream Partners, LP	331	10,199
Duncan Energy Partners L.P.	32	827
Energy Transfer Equity, L.P.	190	6,153
Energy Transfer Partners, L.P.(f)	194	8,975
Enterprise GP Holdings L.P.	28	1,145
Enterprise Products Partners L.P.	972	31,838
Exterran Partners, L.P.	344	7,540
Global Partners LP	173	4,298
Holly Energy Partners, L.P.	89	3,785
Inergy, L.P.	377	13,619
Magellan Midstream Partners, L.P.	96	4,354
MarkWest Energy Partners, L.P.	505	14,936
Martin Midstream Partners L.P.	233	7,364
Navios Maritime Partners L.P.(d)	1,823	28,670
ONEOK Partners, L.P.	65	3,972
Plains All American Pipeline, L.P.(g)	1,113	61,684
Quicksilver Gas Services LP	21	421
Regency Energy Partners LP(f)	649	13,790
Targa Resources Partners LP	285	7,116
TC PipeLines, LP	90	3,318
Teekay LNG Partners L.P.	267	7,275
Teekay Offshore Partners L.P.(d)	1,405	26,408
TransMontaigne Partners L.P.	40	1,095
Western Gas Partners, LP	106	2,271
Williams Partners L.P.	443	17,187

		314,321

MLP Affiliates(c) — 26.0%
Enbridge Energy Management, L.L.C.(h)	1,670	83,470
Kinder Morgan Management, LLC(h)	1,948	111,721

		195,191

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Marine Transportation — 8.8%
Diana Shipping Inc.(e)	963	$13,398
Genco Shipping & Trading Limited(e)(f)	656	13,766
Knightsbridge Tankers Limited	48	750
Nordic American Tanker Shipping Limited	336	9,750
Safe Bulkers, Inc.	1,119	8,939
Ship Finance International Limited	208	3,305
Teekay Tankers Ltd.	1,532	15,656

		65,564

Coal — 3.9%
Alpha Natural Resources, Inc.(e)(f)	188	8,649
CONSOL Energy Inc.	130	6,557
Massey Energy Company(f)	221	9,540
Peabody Energy Corporation(f)	103	4,730

		29,476

Royalty Trust — 3.7%
Hugoton Royalty Trust	301	5,353
MV Oil Trust	550	12,870
Permian Basin Royalty Trust	556	9,514

		27,737

Utilities — 0.8%
CenterPoint Energy, Inc.	445	5,948

Total United States (Cost — $473,722)		638,237

Canada — 17.9%
Royalty Trust — 17.9%
ARC Energy Trust	484	10,101
Bonavista Energy Trust	686	15,756
Crescent Point Energy Trust	242	8,981
Daylight Resources Trust	811	8,483
Enerplus Resources Fund	1,020	22,801
NAL Oil & Gas Trust	1,665	20,763
Penn West Energy Trust	579	11,842
Vermilion Energy Trust	335	11,065
Westshore Terminals Income Fund	758	11,334
Zargon Energy Trust	708	13,374

Total Canada (Cost — $124,805)		134,500

Total Equity Investments (Cost — $598,527)		772,737

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Energy Debt Investments — 26.6%
United States — 24.2%
Upstream — 10.6%
Antero Resources Finance Corp.	9.375%	12/1/17	$14,500	$14,790
Atlas Energy Resources, LLC	12.125	8/1/17	5,100	5,738
Atlas Energy Resources, LLC	10.750	2/1/18	12,000	12,990
Bill Barrett Corporation	9.875	7/15/16	6,350	6,723
Carrizo Oil & Gas, Inc.(i)	4.375	6/1/28	13,500	11,661
Hilcorp Energy Company	7.750	11/1/15	9,474	9,213
Hilcorp Energy Company	8.000	2/15/20	3,300	3,168
Mariner Energy, Inc.	11.750	6/30/16	3,500	3,902
Mariner Energy, Inc.	8.000	5/15/17	6,000	5,730
Penn Virginia Corporation	10.375	6/15/16	1,000	1,080
Quicksilver Resources Inc.	11.750	1/1/16	1,000	1,135
Quicksilver Resources Inc.	9.125	8/15/19	3,000	3,120

				79,250

Marine Transportation — 7.0%
General Maritime Corporation	12.000	11/15/17	5,000	5,175
Navios Maritime Holdings Inc.	9.500	12/15/14	20,250	20,047
Navios Maritime Holdings Inc.	8.875	11/1/17	7,000	7,123
Overseas Shipholding Group, Inc.	7.500	2/15/24	9,435	8,220
Ship Finance International Limited	8.500	12/15/13	12,325	11,971

				52,536

Coal — 3.0%
Drummond Company, Inc.	9.000	10/15/14	2,500	2,500
Drummond Company, Inc.	7.375	2/15/16	4,850	4,523
James River Coal Company	9.375	6/1/12	15,938	15,779

				22,802

Utilities — 1.9%
Energy Future Holdings Corp.(j)	10.000	1/15/20	4,000	4,080
Texas Competitive Electric Holdings (j)	(k)	10/10/14	12,436	10,073

				14,153

Midstream & Other — 1.7%
El Paso Corporation	7.750	1/15/32	4,035	3,898
Holly Corporation	9.875	6/15/17	4,115	4,218
Niska Gas Storage U.S., LLC	8.875	3/15/18	5,000	5,000

				13,116

Total United States (Cost — $172,871)				181,857

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Canada — 2.4%
Upstream — 2.4%
Athabasca Oil Sands Corp. (Cost — $17,093)	13.000%	7/30/11	(l)	$17,623

Total Energy Debt Investments (Cost — $189,964)				199,480

Total Long-Term Investments (Cost — $788,491)				972,217

Short-Term Investment — 1.7%
Repurchase Agreement — 1.7%
J.P. Morgan Securities Inc. (Agreement dated 2/26/10 to be repurchased at $13,020), collateralized by $13,402 in U.S. Treasury bonds (Cost — $13,020)	0.020	3/1/10		13,020

Total Investments — 131.3% (Cost — $801,511)				985,237

	No. of
	Contracts
Liabilities
Call Option Contracts Written(e)
United States
Coal
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $44.00	250	(81)
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $45.00	300	(75)
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $46.00	300	(59)
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $48.00	1,000	(105)
Massey Energy Company, call option expiring 3/19/10 @ $41.00	250	(80)
Massey Energy Company, call option expiring 3/19/10 @ $42.00	500	(125)
Massey Energy Company, call option expiring 3/19/10 @ $44.00	500	(75)
Massey Energy Company, call option expiring 3/19/10 @ $45.00	500	(55)
Peabody Energy Corporation, call option expiring 3/19/10 @ $46.00	300	(52)
Peabody Energy Corporation, call option expiring 3/19/10 @ $47.00	400	(49)

		(756)

Marine Transportation
Genco Shipping & Trading Limited, call option expiring 3/19/10 @ $21.00	1,000	(105)
Genco Shipping & Trading Limited, call option expiring 3/19/10 @ $22.00	1,000	(60)

		(165)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Contracts	Value
MLP
Energy Transfer Partners, L.P, call option expiring 3/19/10 @ $45.00	490	$(74)
Regency Energy Partners LP, call option expiring 3/19/10 @ $20.00	250	(34)

		(108)

Total Call Option Contracts Written (Premium Received — $1,283)		(1,029)
Senior Unsecured Notes		(165,000)
Revolving Credit Facility		(75,000)
Other Liabilities		(18,746)

Total Liabilities		(259,775)
Other Assets		24,852

Total Liabilities in Excess of Other Assets		(234,923)

Net Assets Applicable To Stockholders		$750,314

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)
Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at February 28, 2010. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Security is non-income producing.

(f)	Security or a portion thereof is segregated as collateral on option contracts written.

(g)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(h)	Distributions are paid-in-kind.

(i)	Security is convertible into common shares of the issuer.

(j)
Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries. Texas Competitive Electric Holdings is a wholly owned subsidiary of Energy Future Holdings Corp.

(k)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.73% as of February 28, 2010).

(l)	Security’s principal amount is 17,500 Canadian dollars.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.
At February 28, 2010, the Fund held the following restricted investments, all of which are considered Level 2 categorization:

								Percent of
		Acquisition	Type of	Principal	Cost		Percent of	Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Fair Value	Net Assets	Assets
Antero Resources Finance Corp.	Senior Notes	(1)	(2)	$14,500	$14,710	$14,790	2.0%	1.5%
Athabasca Oil Sands Corp.	Senior Notes	(1)	(2)	17,500	17,093	17,623	2.4	1.7
Drummond Company, Inc.	Senior Notes	(1)	(2)	2,500	2,477	2,500	0.3	0.3
Energy Future Holdings Corp.	Senior Notes	(1)	(2)	4,000	4,145	4,080	0.5	0.4
General Maritime Corporation	Senior Notes	(1)	(2)	5,000	4,876	5,175	0.7	0.5
Hilcorp Energy Company	Senior Notes	(1)	(2)	9,474	9,111	9,213	1.2	0.9
Hilcorp Energy Company	Senior Notes	(1)	(2)	3,300	3,244	3,168	0.4	0.3
Holly Corporation	Senior Notes	(1)	(2)	4,115	4,196	4,218	0.6	0.4
Navios Maritime Holdings, Inc.	Senior Notes	(1)	(2)	7,000	7,013	7,123	1.0	0.7
Niska Gas Storage U.S., LLC	Senior Notes	(1)	(2)	5,000	5,023	5,000	0.7	0.5
Texas Competitive Electric Holdings	Secured Term Loan	(1)	(2)	12,436	9,449	10,073	1.3	1.0

Total of securities valued by prices provided by market maker or independent pricing services					$81,337	$82,963	11.1%	8.2%

(1)
These securities were acquired at various dates throughout the three months ended February 28, 2010 and in prior years. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.

(2)	Unregistered security.
At February 28, 2010, the cost basis of investments for federal income tax purposes was $823,564. At February 28, 2010, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$193,576
Gross unrealized depreciation	(31,902)

Net unrealized appreciation	$161,674

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
As required by the Fair Value Measurement and Disclosures of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury bonds, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2010.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets at Fair Value
Equity investments	$772,737	$772,737	$—	$—
Energy debt investments	199,480	—	199,480	—
Repurchase agreement	13,020	—	13,020	—

Total assets at fair value	$985,237	$772,737	$212,500	$—

Liabilities at Fair Value
Call Option Contracts Written	$1,029	$—	$1,029	$—
In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Fund is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.
The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2010.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2009	$2,237
Transfers out of Level 3	(2,237)
Realized gain (losses)	—
Unrealized gains, net	—
Purchases, issuances or settlements	—

Balance — February 28, 2010	$—

At February 28, 2010, the Fund did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3). The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2009.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.
The following table sets forth the fair value of the Fund’s derivative instruments.

		Fair Value as of
Derivatives Not Accounted for as Hedging		February 28,
Instruments	Statement of Assets and Liabilities Location	2010
Liabilities
Call options	Call option contracts written	$1,029
The following table sets forth the effect of the Fund’s derivative instruments.

		For the Three Months
		Ended February 28, 2010
			Net Change in
		Net Realized Gains	Unrealized Gains(Losses)
Derivatives Not Accounted for	Location of Gains on Derivatives	(Losses) on Derivatives	on Derivatives
as Hedging Instruments	Recognized in Income	Recognized in Income	Recognized in Income
Put options	Options	$(49)	$41
Call options	Options	$1,395	$258
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 8, 2010 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.
Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
     1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 29, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 29, 2010

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 29, 2010